Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2017
1290 VT DoubleLine Dynamic Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	1290 VT DoubleLine Dynamic Allocation Portfolio – Class IB and K Shares (formerly All Asset Moderate Growth-Alt 15 Portfolio)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term capital appreciation and current income, with a greater emphasis on current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 15% of the average value of the Portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current fees in connection with the Portfolio’s repositioning from a fund-of-funds to a fund that invests directly in securities and other instruments.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the Expense Limitation Arrangement is not renewed. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategy:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Portfolio will invest in a diversified range of securities and other financial instruments, including derivatives, which provide investment exposure to equity and fixed income investments. The Portfolio will maintain a strategic, or typical, allocation of approximately 60% of its net assets to equity securities (or financial instruments that provide investment exposure to such securities) and approximately 40% of its net assets to fixed income securities (or financial instruments that provide investment exposure to such securities). The Portfolio employs a dynamic asset allocation strategy by periodically shifting allocations among asset classes and market sectors based on market opportunities. The Portfolio will tactically shift portfolio weightings among, and within, each asset class both to take advantage of changing market opportunities for capital appreciation and in response to changing market risk conditions. The Portfolio’s asset allocation will be based on an assessment of short- and long-term macroeconomic themes and an analysis of sector fundamentals and relative valuation.

The Portfolio’s equity allocation may range from 40% to 70% of the Fund’s net assets, and the Portfolio’s fixed income allocation may range from 30% to 60% of the Fund’s net assets. The Portfolio may gain or adjust exposure to each asset class through investments in individual securities or through other instruments, including derivatives. The Portfolio may invest in companies of any size and may invest without limit in foreign securities, including emerging market securities.

Equity Allocation. The Portfolio’s equity allocation will consist of an actively-managed growth strategy (“Active Allocated Portion”) and a value strategy that seeks to track the performance of a particular index (“Index Allocated Portion”). Within the Portfolio’s equity allocation, the Portfolio may shift its allocation to the Active Allocated Portion and the Index Allocation Portion within a range of approximately 33% to 67% of the Fund’s net assets in the equity allocation.

The Portfolio’s equity allocation will consist primarily of common stocks, preferred stocks, securities convertible into common or preferred stock, rights or warrants to purchase common or preferred stock, and securities of other investment companies and exchange-traded funds (“ETFs”). The Portfolio may also invest in foreign companies in the form of American Depositary Receipts, American Depositary Shares, and other similar securities.

Equity Allocation — Active Allocated Portion. The Active Allocated Portion will consist of a portfolio of approximately 35-50 growth stocks across a range of market capitalizations and sectors. DoubleLine Capital LP (the “Sub-Adviser” or “DoubleLine”) will actively manage the Active Allocated Portion using a “bottom up” approach, which involves analyzing the individual attributes of a company, to identify attractive growth prospects. The Sub-Adviser uses quantitative and qualitative criteria to screen companies for favorable characteristics. Companies identified through this screening process are then subjected to fundamental analysis of a company’s growth prospects, considering factors such as sustainable competitive advantage, management team and significant ownership by management, capital efficient business model, and other factors affecting a company and its market sectors. The Portfolio may invest in companies that do not have publicly-traded securities but that the Sub-Adviser determines represent attractive growth investments, such as companies that are relatively newly-formed, may represent attractive acquisition targets for more-established companies, or may be contemplating an initial public offering of their shares in the future.

Equity Allocation — Index Allocated Portion. With respect to the Index Allocated Portion, the Portfolio will use derivatives, or a combination of derivatives, ETFs and/or direct investments, to provide a return that tracks closely the performance of the Shiller Barclays CAPE® US Sector TR USD Index (the “Index”). The Index aims to identify undervalued sectors in the large-cap equity market based on a modified CAPE® (Cyclically Adjusted Price Earnings) ratio, which is designed to assess longer term equity valuations by using an inflation adjusted earnings horizon. The Index allocates an equal weight to four U.S. sectors that are undervalued, as determined by the modified CAPE® ratio. Each U.S. sector is represented by a sector ETF. Each month, the Index ranks ten U.S. sectors based on the modified CAPE® ratio and a twelve-month price momentum factor. The Index selects the five U.S. sectors that are the most undervalued according to the modified CAPE® ratio. Only four of these five undervalued sectors, however, end up in the Index for a given month, as the sector with the worst twelve-month price momentum among the five selected sectors is eliminated.

The Portfolio may enter into swap transactions, primarily total return swaps, or futures transactions designed to provide a return approximating the Index’s return. The pricing of any swap transaction will reflect a number of factors that will cause the return on the swap transaction to underperform the Index. The Portfolio expects to use only a small percentage of its assets to attain the desired exposure to the Index because of the structure of the derivatives. As a result, certain derivatives along with other investments will create investment leverage in the Portfolio’s portfolio. In certain cases in which such derivatives may be unavailable or the pricing of those derivatives may be unfavorable, the Portfolio may attempt to replicate the Index’s return by purchasing some or all of the securities comprising the Index.

Fixed Income Allocation. The Portfolio’s fixed income allocation will consist of fixed income instruments including, but not limited to, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored corporations, foreign and domestic corporate obligations (including foreign hybrid securities); commercial and residential mortgage-backed securities; asset-backed securities; fixed income securities issued by corporations and governments in foreign countries including emerging markets issuers; bank loans and assignments; inverse floaters and interest-only and principal-only securities; inflation-indexed bonds; and other securities bearing fixed or variable interest rates of any maturity.

The Portfolio may invest in fixed income securities of any credit quality, including below investment grade securities (commonly known as “junk bonds”). Securities rated below investment grade include those that, at the time of investment, are rated Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”) or BB+ or lower by Fitch Ratings Ltd. (“Fitch”) or Standard & Poor’s Global Ratings (“S&P”) or the equivalent by any other nationally recognized statistical rating organization, or, if unrated, determined by 1290 Asset Managers (the “Adviser”) or the Sub-Adviser to be of comparable quality. The Portfolio may also invest to a limited extent in debt obligations of distressed companies, including companies that are close to or in default when, for example, the Sub-Adviser believes the restructured enterprise valuations or liquidation valuations may exceed current market values. The Portfolio may invest in mortgage-backed or other assetbacked securities of any credit rating or credit quality.

The Sub-Adviser will actively manage asset class exposure within the fixed income allocation using “bottom up” securities selection, and will attempt to exploit inefficiencies within the subsectors of the fixed income market. The Sub-Adviser uses a controlled risk approach in managing the Portfolio’s fixed income investments, which includes consideration of:
  Security selection within a given asset class
  Relative performance of the various market sectors and asset classes
  The rates offered by bonds at different maturities
  Fluctuations in the overall level of interest rates
Under normal market conditions, the weighted average effective duration of the Portfolio’s fixed income allocation will be no less than two years and no more than eight years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the duration of the Portfolio’s fixed income portfolio adjusted for the anticipated effect of interest rate changes on pre-payment rates. The effective duration of the Portfolio’s fixed income investments may vary materially from its target, from time to time, and there is no assurance that the duration of the Fund’s fixed income investments will meet its target.

Other Investments. In implementing its dynamic allocation investment strategy, the Portfolio may invest in derivatives, including futures, forwards, swaps and options, and other instruments rather than investing directly in equity or fixed income securities. These derivatives and other instruments may be used for a variety of purposes, including to reduce risk, to seek enhanced returns from certain asset classes and to leverage the Portfolio’s exposure to certain asset classes. The Portfolio may use index futures, for example, to gain broad exposure to a particular segment of the market, while buying representative securities to achieve exposure to another. The Portfolio also may enter into foreign currency transactions for hedging and non-hedging purposes on a spot (i.e., cash) basis or through the use of derivatives. The Sub-Adviser will choose in each case based on considerations of cost and efficiency of access to the desired investment exposure.

The Portfolio may invest in derivatives to the extent permitted by applicable law. It is anticipated that the Fund’s use of derivatives will be consistent with its overall investment strategy of obtaining and managing exposure to various asset classes. Because the Sub-Adviser will use derivatives to manage the Portfolio’s exposure to different asset classes, the Portfolio’s use of derivatives may be substantial. The Portfolio’s investments in derivatives may involve the use of leverage because the Portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price. In addition, the Portfolio’s investments in derivatives may involve the use of leverage because the heightened price sensitivity of some derivatives to market changes may magnify the Portfolio’s gain or loss. It is not generally expected, however, that the Portfolio will be leveraged by borrowing money for investment purposes. The Portfolio may maintain a significant percentage of its assets in cash and cash equivalent instruments, some of which may serve as margin or collateral for the Portfolio’s obligations under derivative transactions.

		The Portfolio may invest in other investment companies, including ETFs, in seeking to carry out the Portfolio’s investment strategies. Such investments may include investment companies sponsored or managed by the Sub-Adviser and its affiliates. The Portfolio also may invest its uninvested cash in high-quality, short-term debt securities, including high-quality money market instruments, and also may invest uninvested cash in money market funds, including money market funds managed by the Adviser and its affiliates. The Portfolio’s holdings may be frequently adjusted to reflect the Sub-Adviser’s assessment of changing risks, which could result in high portfolio turnover. The Portfolio may also lend its portfolio securities to earn additional income.
Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks.

Cash Management Risk: Upon entering into certain derivatives contracts, such as futures contracts, and to maintain open positions in certain derivatives contracts, the Portfolio may be required to post collateral for the contract, the amount of which may vary. As such, the Portfolio may maintain cash balances, including foreign currency balances, which may be significant, with counterparties such as the Trust’s custodian or its affiliates. The Portfolio is thus subject to counterparty risk and credit risk with respect to these arrangements.

Convertible Securities Risk: The value of convertible securities fluctuates in relation to changes in interest rates and the credit quality of the issuer and, in addition, fluctuates in relation to the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be different than the current market price of the security. If a convertible security held by the Portfolio is called for redemption, the Portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by the Portfolio in convertible debt securities may not be subject to any ratings restrictions, but the Portfolio’s investment manager will consider ratings, and any changes to ratings, in its determination of whether the Portfolio should invest in and/or continue to hold the securities. Convertible securities are subject to equity risk, interest rate risk and credit risk and are often lower-quality securities, which means that they are subject to the same risks as an investment in lower rated debt securities. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock.

Counterparty Risk: The Portfolio may sustain a loss as a result of the insolvency or bankruptcy of, or other non-compliance or nonperformance by, another party to a transaction.

Credit Risk: The Portfolio is subject to the risk that the issuer or the guarantor (or other obligor, such as a party providing insurance or other credit enhancement) of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. However, rating agencies may fail to make timely changes to credit ratings in response to subsequent events and a credit rating may become stale in that it fails to reflect changes in an issuer’s financial condition. The downgrade of the credit rating of a security may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity.

Derivatives Risk: The Portfolio’s investments in derivatives may rise or fall in value more rapidly than other investments. Changes in the value of a derivative may not correlate perfectly or at all with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. Some derivatives can have the potential for unlimited losses. In addition, it may be difficult or impossible for the Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. Derivatives also may be subject to certain other risks such as leveraging risk, interest rate risk, credit risk, the risk that a counterparty may be unable or unwilling to honor its obligations, and the risk of mispricing or improper valuation. Derivatives also may not behave as anticipated by the Portfolio, especially in abnormal market conditions. Changing regulation may make derivatives more costly, limit their availability, impact the Portfolio’s ability to maintain its investments in derivatives, disrupt markets, or otherwise adversely affect their value or performance.

Distressed Companies Risk: Debt obligations of distressed companies typically are unrated, lower-rated, or close to default. Securities of distressed companies may be less liquid and are generally more likely to become worthless than the securities of more financially stable companies. If the issuer of a security held by the Portfolio defaults, the Portfolio may experience significant losses on the security, which may lower the Portfolio’s net asset value. Securities tend to lose much of their value before the issuer defaults.

Equity Risk: In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.

ETFs Risk: The Portfolio will indirectly bear fees and expenses paid by the ETFs in which it invests, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that exclusively invests directly in individual stocks and bonds. In addition, the Portfolio’s net asset value will be subject to fluctuations in the market values of the ETFs in which it invests. The Portfolio is also subject to the risks associated with the securities or other investments in which the ETFs invest and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the ETFs to meet their investment objectives. There is also the risk that an ETF’s performance may not match that of the relevant index. It is also possible that an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of the Portfolio’s investment in the ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the ETF, which will vary.

Foreign Securities Risk: Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.
Currency Risk: Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Depositary Receipts Risk: Investments in depositary receipts (including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts) are generally subject to the same risks of investing in the foreign securities that they evidence or into which they may be converted. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts also may not carry the same voting privileges as sponsored depositary receipts.

Emerging Markets Risk: There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. Investments in emerging markets are more susceptible to loss than investments in developed markets. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

Regulatory Risk: Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies. Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws. In addition, some countries may have legal systems that may make it difficult for the Portfolio to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments.
Futures Contract Risk: The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the futures contract; (b) liquidity risks, including the possible absence of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses (potentially unlimited) caused by unanticipated market movements; (d) an investment manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty, clearing member or clearinghouse will default in the performance of its obligations; (f) if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so; and (g) transaction costs associated with investments in futures contracts may be significant, which could cause or increase losses or reduce gains. Futures contracts are also subject to the same risks as the underlying investments to which they provide exposure. In addition, futures contracts may subject the Portfolio to leveraging risk.

Index Strategy Risk: The Portfolio may use a synthetic replication process to implement its index strategy, in which the Portfolio relies on derivatives such as swaps and futures designed to provide a return approximating the Index’s return. These derivatives are agreements between the Portfolio and a counterparty to pay the Portfolio the return of the index, subjecting the Portfolio to counterparty risk. There is the risk that (i) the performance of derivatives related to an index may not correlate with the performance of the Index and will be reduced by transaction costs or other aspects of the transaction’s pricing; (ii) the Portfolio may not be able to find counterparties willing to enter into derivative transactions whose returns are based on the return of the Index or find parties who are willing to do so at an acceptable cost or level of risk to the Portfolio; and (iii) errors may arise in carrying out the Index’s methodology, or the Index provider may incorrectly report information concerning the Index. Additionally, in cases where derivatives may be unavailable, the Portfolio may attempt to replicate the Index’s return by purchasing some or all of the securities comprising the Index. If the Portfolio invests directly in the securities comprising the Index, those assets will be unavailable for other investments. The Portfolio may not invest in all of the securities in the Index. Also, the Portfolio’s fees and expenses will reduce the Portfolio’s returns, unlike those of the index. Cash flow into and out of the Portfolio, portfolio transaction costs, changes in the securities that comprise the Index, and the Portfolio’s valuation procedures also may affect the Portfolio’s performance. Therefore, there can be no assurance that the performance of the index strategy will match that of the Index.

Inflation-Indexed Bonds Risk: Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to inflation. Inflation-indexed bonds, including Treasury inflation-indexed securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations. Interest payments on inflation-linked debt securities may be difficult to predict and may vary as the principal and/or interest is adjusted for inflation. In periods of deflation, the Portfolio may have no income at all from such investments.

Interest Rate Risk: The Portfolio is subject to the risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of the Portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of the Portfolio’s debt securities generally declines. A portfolio with a longer average duration will be more sensitive to changes in interest rates, usually making it more volatile than a portfolio with a shorter average duration. As of the date of this Prospectus, interest rates are near historic lows in the United States, and below zero in other parts of the world, including certain European countries and Japan. The Portfolio is subject to a greater risk of rising interest rates due to these market conditions. A significant or rapid rise in interest rates could result in losses to the Portfolio.

Inverse Floaters Risk: Inverse floaters are fixed income securities with a floating or variable rate of interest. Inverse floaters have interest rates that tend to move in the opposite direction as the specified market rates or indices, and may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity. Inverse floater collateralized mortgage obligations (“CMOs”) exhibit greater price volatility than the majority of mortgage-related securities. In addition, some inverse floater CMOs exhibit extreme sensitivity to changes in prepayments. As a result, the yield to maturity of an inverse floater CMO is sensitive not only to changes in interest rates but also to changes in prepayment rates on the related underlying mortgage assets.

Investment Grade Securities Risk: Debt securities generally are rated by national bond ratings agencies. The Portfolio considers securities to be investment grade if they are rated BBB or higher by S&P or Fitch or Baa or higher by Moody’s or, if unrated, determined by the investment manager to be of comparable quality. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics and may possess certain speculative characteristics.

Investment Style Risk: The Portfolio may use a particular style or set of styles — in this case, both “growth” and “value” styles — to select investments. Those styles may be out of favor or may not produce the best results over short or longer time periods. Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth investing also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated, regardless of movements in the securities market. Growth stocks also tend to be more volatile than value stocks, so in a declining market their prices may decrease more than value stocks in general. Growth stocks also may increase the volatility of the Portfolio’s share price. Value stocks are subject to the risks that notwithstanding that a stock is selling at a discount to its perceived true worth, the market will never fully recognize its intrinsic value. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced.

Large-Cap Company Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Leveraging Risk: When the Portfolio leverages its holdings, the value of an investment in the Portfolio will be more volatile and all other risks will tend to be compounded. For example, the Portfolio may take on leveraging risk when it engages in derivatives transactions (such as futures and options investments), invests collateral from securities loans or borrows money. The Portfolio may experience leveraging risk in connection with investments in derivatives because its investments in derivatives may be small relative to the investment exposure assumed, leaving more assets to be invested in other investments. Such investments may have the effect of leveraging the Portfolio because the Portfolio may experience gains or losses not only on its investments in derivatives, but also on the investments purchased with the remainder of the assets. If the value of the Portfolio’s investments in derivatives is increasing, this could be offset by declining values of the Portfolio’s other investments. Conversely, it is possible that the rise in the value of the Portfolio’s non-derivative investments could be offset by a decline in the value of the Portfolio’s investments in derivatives. In either scenario, the Portfolio may experience losses. In a market where the value of the Portfolio’s investments in derivatives is declining and the value of its other investments is declining, the Portfolio may experience substantial losses.

Liquidity Risk: The Portfolio is subject to the risk that certain investments may be difficult or impossible for the Portfolio to purchase or sell at an advantageous time or price or in sufficient amounts to achieve the desired level of exposure. The Portfolio may be required to dispose of other investments at unfavorable times or prices to satisfy obligations, which may result in a loss or may be costly to the Portfolio. Judgment plays a greater role in pricing illiquid investments than investments with more active markets.

Loan Risk: Loan interests are subject to liquidity risk, prepayment risk (the risk that when interest rates fall, debt securities may be repaid more quickly than expected and the Portfolio may be required to reinvest in securities with a lower yield), extension risk (the risk that when interest rates rise, debt securities may be repaid more slowly than expected and the value of the Portfolio’s holdings may decrease), the risk of subordination to other creditors, restrictions on resale, and the lack of a regular trading market and publicly available information. Loan interests may be difficult to value and may have extended trade settlement periods. Accordingly, the proceeds from the sale of a loan may not be available to make additional investments or to meet redemption obligations until potentially a substantial period after the sale of the loan. The extended trade settlement periods could force the Portfolio to liquidate other securities to meet redemptions and may present a risk that the Portfolio may incur losses in order to timely honor redemptions. There is a risk that the value of any collateral securing a loan in which the Portfolio has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In the event the borrower defaults, the Portfolio’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. To the extent that the Portfolio invests in loan participations and assignments, it is subject to the risk that the financial institution acting as agent for all interests in a loan might fail financially. It is also possible that the Portfolio could be held liable, or may be called upon to fulfill other obligations, as a co-lender.

Market Risk: The Portfolio is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. Changes in the financial condition of a single issuer can impact the market as a whole.

Mid-Cap, Small-Cap and Micro-Cap Company Risk: The Portfolio’s investments in mid-, small- and micro-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial and management resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for small- and micro-cap companies than for mid-cap companies.

Mortgage-Backed and Asset-Backed Securities Risk: The Portfolio is subject to the risk that the principal on mortgage- and asset-backed securities held by the Portfolio will be prepaid, which generally will reduce the yield and market value of these securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates may increase the risk of default by borrowers and tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, to the extent the Portfolio holds these types of securities, it may experience additional volatility and losses. This is known as extension risk. Moreover, declines in the credit quality of the issuers of mortgage- and asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Portfolio. In addition, certain mortgage- and asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.

Newly Repositioned Portfolio Risk: The Portfolio may not be successful in implementing its investment strategy, and there can be no assurance that the Portfolio will grow to or maintain an economically viable size, which could result in the Portfolio being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.

Non-Investment Grade Securities Risk: Bonds rated below investment grade (i.e., BB or lower by S&P or Fitch, and Ba or lower by Moody’s or, if unrated, determined by the investment manager to be of comparable quality) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. Non-investment grade bonds, sometimes referred to as “junk bonds,” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity.

Portfolio Management Risk: The Portfolio is subject to the risk that strategies used by an investment manager and its securities selections fail to produce the intended results.

Portfolio Turnover Risk: High portfolio turnover (generally, turnover in excess of 100% in any given fiscal year) may result in increased transaction costs to the Portfolio, which may result in higher Portfolio expenses and lower total return.

Preferred Stock Risk: Preferred stock is subject to many of the risks associated with debt securities, including interest rate risk. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. In certain situations an issuer may call or redeem its preferred stock or convert it to common stock. The market prices of preferred stocks are generally more sensitive to changes in the issuer’s creditworthiness than are the prices of debt securities.

Privately Placed and Restricted Securities Risk: Privately placed securities are subject to resale restrictions and may be illiquid. The Portfolio may be unable to sell or transfer these securities due to restrictions on transfers or may be unable to find buyers interested in purchasing the securities. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, also may adversely affect the ability to arrive at a fair value for certain securities at certain times and could make it difficult for the Portfolio to sell certain securities.

Real Estate Investing Risk: Real estate-related investments may decline in value as a result of factors affecting the overall real estate industry. Real estate is a cyclical business, highly sensitive to supply and demand, general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Losses may occur from casualty or condemnation and government actions, such as tax law changes, zoning law changes, regulatory limitations on rents, or environmental regulations, also may have a major impact on real estate. The availability of mortgages and changes in interest rates may also affect real estate values. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. Real Estate Investment Trusts (“REITs”) generally invest directly in real estate (equity REITs), in mortgages secured by interests in real estate (mortgage REITs) or in some combination of the two (hybrid REITs). Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Equity REITs may be affected by changes in the value of the underlying property owned by the REIT, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidations. The risk of defaults is generally higher in the case of mortgage pools that include subprime mortgages involving borrowers with blemished credit histories. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. Domestic REITs also must satisfy specific Internal Revenue Code requirements to qualify for the tax-free pass-through of net investment income and net realized gains. Failure to meet these requirements may have adverse consequences on the Portfolio. In addition, even the larger REITs in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers.

Risks of Investing in Other Investment Companies: To the extent the Portfolio invests in other investment companies, including ETFs, it will indirectly bear fees and expenses paid by those investment companies, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that exclusively invests directly in individual stocks and bonds. In addition, the Portfolio’s net asset value is subject to fluctuations in the net asset values of the other investment companies in which it invests. The Portfolio is also subject to the risks associated with the securities or other investments in which the other investment companies invest and the ability of the Portfolio to meet its investment objective will depend, to a significant degree, on the ability of the other investment companies to meet their objectives. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular investment company will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the investment company, which will vary.

Sector Risk: From time to time, based on market or economic conditions, the Portfolio may have significant positions in one or more sectors of the market. To the extent the Portfolio invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

		Securities Lending Risk: The Portfolio may lend its portfolio securities to seek income. There is a risk that a borrower may default on its obligations to return loaned securities, however, the Portfolio’s securities lending agent may indemnify the Portfolio against that risk. The Portfolio will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. The Portfolio may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Portfolio’s ability to vote proxies or to settle transactions.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one-year and since inception periods through December 31, 2016 compared to the returns of a broad-based securities market index. The additional broad-based securities market index and the hypothetical composite index show how the Portfolio’s performance compared with the returns of other asset classes in which the Portfolio invests. Past performance is not an indication of future performance.

Performance information for the periods prior to the Portfolio’s repositioning on May 1, 2017 is that of the Portfolio when it was managed by FMG LLC as a fund-of-funds under the name “All Asset Moderate Growth – Alt 15 Portfolio” and had different investment policies and strategies. Effective May 1, 2017, in connection with the Portfolio’s repositioning, the Portfolio’s benchmark indexes against which the Portfolio measures its performance, the Bloomberg Barclay’s U.S. Intermediate Government/Credit Bond Index and the All Asset Moderate Growth – Alt 15 Index, were replaced with the Bloomberg Barclay’s U.S. Aggregate Bond Index and the 60% S&P 500 Index/40% Bloomberg Barclays U.S. Aggregate Bond Index. The Adviser believes the Bloomberg Barclay’s U.S. Aggregate Bond Index and the 60% S&P 500 Index/40% Bloomberg Barclays U.S. Aggregate Bond Index are more relevant to the Portfolio’s investment strategies.

		The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one-year and since inception periods through December 31, 2016 compared to the returns of a broad-based securities market index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The additional broad-based securities market index and the hypothetical composite index show how the Portfolio’s performance compared with the returns of other asset classes in which the Portfolio invests.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Annual Total Returns — Class IB
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter (% and time period)	Worst quarter (% and time period)
5.20% (2013 3rd Quarter)	–5.87% (2015 3rd Quarter)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective May 1, 2017, in connection with the Portfolio’s repositioning, the Portfolio’s benchmark indexes against which the Portfolio measures its performance, the Bloomberg Barclay’s U.S. Intermediate Government/Credit Bond Index and the All Asset Moderate Growth – Alt 15 Index, were replaced with the Bloomberg Barclay’s U.S. Aggregate Bond Index and the 60% S&P 500 Index/40% Bloomberg Barclays U.S. Aggregate Bond Index. The Adviser believes the Bloomberg Barclay’s U.S. Aggregate Bond Index and the 60% S&P 500 Index/40% Bloomberg Barclays U.S. Aggregate Bond Index are more relevant to the Portfolio’s investment strategies.
1290 VT DoubleLine Dynamic Allocation Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.32%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1],[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.28%	[1]
1 Year	rr_ExpenseExampleYear01	$ 130
3 Years	rr_ExpenseExampleYear03	414
5 Years	rr_ExpenseExampleYear05	720
10 Years	rr_ExpenseExampleYear10	$ 1,587
2013	rr_AnnualReturn2013	11.18%
2014	rr_AnnualReturn2014	2.46%
2015	rr_AnnualReturn2015	(3.70%)
2016	rr_AnnualReturn2016	8.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.87%)
One Year	rr_AverageAnnualReturnYear01	8.62%
Since Inception	rr_AverageAnnualReturnSinceInception	4.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 2012
1290 VT DoubleLine Dynamic Allocation Portfolio | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.07%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1],[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.03%	[1]
1 Year	rr_ExpenseExampleYear01	$ 105
3 Years	rr_ExpenseExampleYear03	336
5 Years	rr_ExpenseExampleYear05	586
10 Years	rr_ExpenseExampleYear10	$ 1,302
One Year	rr_AverageAnnualReturnYear01	8.89%
Since Inception	rr_AverageAnnualReturnSinceInception	5.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 2012
1290 VT DoubleLine Dynamic Allocation Portfolio | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.96%
Since Inception	rr_AverageAnnualReturnSinceInception	13.63%
1290 VT DoubleLine Dynamic Allocation Portfolio | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.65%
Since Inception	rr_AverageAnnualReturnSinceInception	1.78%
1290 VT DoubleLine Dynamic Allocation Portfolio | 60% S&P 500 Index/40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.31%
Since Inception	rr_AverageAnnualReturnSinceInception	8.89%
1290 VT DoubleLine Dynamic Allocation Portfolio | Bloomberg Barclay's U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.08%
Since Inception	rr_AverageAnnualReturnSinceInception	1.45%
1290 VT DoubleLine Dynamic Allocation Portfolio | All Asset Moderate Growth-Alt 15 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.39%
Since Inception	rr_AverageAnnualReturnSinceInception	6.27%

[1]	Expenses have been restated to reflect current fees in connection with the Portfolio's repositioning from a fund-of-funds to a fund that invests directly in securities and other instruments.
[2]	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2018 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, acquired fund fees and expenses and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.25% for Class IB shares and 1.00% for Class K shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2018.